Employee Benefits - Schedule of Employee Benefits (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Benefits [Abstract]
Salaries, wages, bonuses and allowances	RM 2,439,717	RM 2,999,569	RM 3,876,773
Defined contribution plans	108,130	145,258	525,077
Social security contributions	12,460	11,644	40,972
Other employee benefits	12,191	10,942	111,748
Total employee benefits	RM 2,572,498	RM 3,167,413	RM 4,554,570